Segmented Information - Narrative (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2022 CAD ($) segment	Jun. 30, 2021 CAD ($) segment
Disclosure of geographical areas [line items]
Net revenue	$ 221,339	$ 245,252
Number Of Reportable Segments | segment	2	2
Customer A | Canadian Cannabis Operating Segment
Disclosure of geographical areas [line items]
Net revenue	$ 22,900	$ 27,700
Customer B | Canadian Cannabis Operating Segment
Disclosure of geographical areas [line items]
Net revenue		24,300
Customer D | Canadian Cannabis Operating Segment
Disclosure of geographical areas [line items]
Net revenue		$ 40,400